CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and cash equivalents	$ 104	$ 97
Restricted cash	140	0
Trade receivables	511	592
Unbilled receivables	367	474
Other accounts receivable and prepaid expenses	271	200
Total current assets	1,393	1,363
NON - CURRENT ASSETS:
Severance pay fund	1,001	1,018
Long-term receivable	183	0
Other	25	20
Total non - current assets	1,209	1,038
PROPERTY AND EQUIPMENT, net	93	106
GOODWILL	6,516	7,253
Total assets	9,211	9,760
Liabilities and shareholders' equity
Short-term bank credit	115	288
Current maturities of long-term bank loans	498	500
Trade payables	717	386
Deferred revenues	2,587	3,356
Other accounts payable and accrued expenses	2,004	1,872
Convertible debt	0	517
Loan from related party	0	79
Total current liabilities	5,921	6,998
LONG-TERM LIABILITIES:
Long-term bank loan, net of current maturities	1,001	589
Long-term convertible debt	502	0
Long-term deferred revenues	0	317
Long-term deferred rent payable	82	0
Accrued severance pay	1,435	1,499
Total long-term liabilities	3,020	2,405
COMMITMENTS AND CONTINGENT LIABILITIES (Note 11)
SHAREHOLDERS' EQUITY:
Ordinary Shares of NIS 5.0 par value - Authorized: 6,600,000 shares at December 31, 2010 and 2011; Issued and outstanding: 3,235,083 and 3,451,948 shares at December 31, 2010 and 2011, respectively	4,286	3,981
Preferred A Shares of NIS 5.0 par value - Authorized: 400,000 shares at December 31, 2010 and 2011; Issued and outstanding: 326,797 shares at December 31, 2010 and 2011. Aggregate liquidation preference of $ 2,500 at December 31, 2010 and 2011	369	369
Additional paid-in capital	116,338	116,456
Accumulated other comprehensive income	0	55
Accumulated deficit	(120,723)	(120,504)
Total shareholders' equity	270	357
Total liabilities and shareholders' equity	$ 9,211	$ 9,760